SUPPLEMENT DATED AUGUST 31, 2023 TO THE CURRENT
STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco EQV International Equity Fund
(the “Fund")
This supplement amends the Statutory Prospectus and Statement of Additional Information of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement carefully in conjunction with the Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI):
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class:	A	C	R	Y	R5	R6
Management Fees		0.76%	0.76%	0.76%	0.76%	0.76%	0.76%

Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None	None	None

Other Expenses		0.21	0.21	0.21	0.21	0.14	0.07

Total Annual Fund Operating Expenses		1.22	1.97	1.47	0.97	0.90	0.83

(1)
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$667	$916	$1,183	$1,946

Class C	$300	$618	$1,062	$2,102

Class R	$150	$465	$803	$1,757

Class Y	$99	$309	$536	$1,190

Class R5	$92	$287	$498	$1,108

Class R6	$85	$265	$460	$1,025

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You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$667	$916	$1,183	$1,946

Class C	$200	$618	$1,062	$2,102

Class R	$150	$465	$803	$1,757

Class Y	$99	$309	$536	$1,190

Class R5	$92	$287	$498	$1,108

Class R6	$85	$265	$460	$1,025

The following information replaces in its entirety the information appearing under the heading "Adviser Compensation" in the Statutory Prospectus:
During the fiscal year ended October 31, 2022, the Adviser received compensation of 0.88% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any. Prior to the close of business on July 28, 2023, the Adviser received compensation from the Fund calculated at the following annual rates, based on the Fund's average daily net assets: 0.935% of first $250 million; 0.91% of next $250 million; 0.885% of next $500 million; 0.86% of next $1.5 billion; 0.835% of next $2.5 billion; 0.81% of next $2.5 billion; 0.785% of next $2.5 billion; and 0.76% of amount over $10 billion. Effective after the close of business on July 28, 2023, the Adviser receives compensation from the Fund calculated at the following annual rates, based on the Fund's average daily net assets: 0.85% of first $250 million; 0.825% of next $250 million; 0.785% of next $500 million; 0.76% of next $1.5 billion; 0.72% of next $2.5 billion; and 0.69% of amount over $5 billion. The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s annual or semi-annual report to shareholders.
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information” in the Statutory Prospectus:
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
•
You invest $10,000 in the Fund and hold it for the entire 10-year period;
•
Your investment has a 5% return before expenses each year;
•
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;
•
Hypotheticals both with and without any applicable initial sales charge applied; and
•
There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	(1.93%)	1.78%	5.63%	9.62%	13.76%	18.06%	22.53%	27.16%	31.96%	36.95%

End of Year Balance	$9,807.21	$10,177.92	$10,562.65	$10,961.92	$11,376.28	$11,806.30	$12,252.58	$12,715.73	$13,196.38	$13,695.20

Estimated Annual Expenses	$667.47	$121.91	$126.52	$131.30	$136.26	$141.41	$146.76	$152.31	$158.06	$164.04

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%

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Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	3.78%	7.70%	11.77%	16.00%	20.38%	24.93%	29.66%	34.56%	39.64%	44.92%

End of Year Balance	$10,378.00	$10,770.29	$11,177.41	$11,599.91	$12,038.39	$12,493.44	$12,965.69	$13,455.79	$13,964.42	$14,492.28

Estimated Annual Expenses	$124.31	$129.00	$133.88	$138.94	$144.19	$149.64	$155.30	$161.17	$167.26	$173.59

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.22%	1.22%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	3.03%	6.15%	9.37%	12.68%	16.10%	19.61%	23.24%	26.97%	31.77%	36.75%

End of Year Balance	$10,303.00	$10,615.18	$10,936.82	$11,268.21	$11,609.63	$11,961.41	$12,323.84	$12,697.25	$13,177.20	$13,675.30

Estimated Annual Expenses	$199.98	$206.04	$212.29	$218.72	$225.35	$232.17	$239.21	$246.46	$157.83	$163.80

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.47%	1.47%	1.47%	1.47%	1.47%	1.47%	1.47%	1.47%	1.47%	1.47%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	3.53%	7.18%	10.97%	14.89%	18.94%	23.14%	27.49%	31.99%	36.65%	41.47%

End of Year Balance	$10,353.00	$10,718.46	$11,096.82	$11,488.54	$11,894.09	$12,313.95	$12,748.63	$13,198.66	$13,664.57	$14,146.93

Estimated Annual Expenses	$149.59	$154.88	$160.34	$166.00	$171.86	$177.93	$184.21	$190.71	$197.44	$204.41

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.03%	8.22%	12.58%	17.12%	21.84%	26.75%	31.86%	37.17%	42.70%	48.45%

End of Year Balance	$10,403.00	$10,822.24	$11,258.38	$11,712.09	$12,184.09	$12,675.11	$13,185.91	$13,717.30	$14,270.11	$14,845.20

Estimated Annual Expenses	$98.95	$102.94	$107.09	$111.41	$115.90	$120.57	$125.43	$130.48	$135.74	$141.21

Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.10%	8.37%	12.81%	17.44%	22.25%	27.26%	32.48%	37.91%	43.57%	49.45%

End of Year Balance	$10,410.00	$10,836.81	$11,281.12	$11,743.65	$12,225.13	$12,726.37	$13,248.15	$13,791.32	$14,356.76	$14,945.39

Estimated Annual Expenses	$91.85	$95.61	$99.53	$103.61	$107.86	$112.28	$116.89	$121.68	$126.67	$131.86

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.17%	8.51%	13.04%	17.75%	22.66%	27.78%	33.11%	38.66%	44.44%	50.46%

End of Year Balance	$10,417.00	$10,851.39	$11,303.89	$11,775.26	$12,266.29	$12,777.80	$13,310.63	$13,865.68	$14,443.88	$15,046.19

Estimated Annual Expenses	$84.73	$88.26	$91.94	$95.78	$99.77	$103.93	$108.27	$112.78	$117.48	$122.38

1 Your actual expenses may be higher or lower than those shown.
2 The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.
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The following information replaces the information solely with respect to Invesco EQV International Equity Fund appearing under the heading “Investment Advisory and Other Services – Investment Adviser” in the SAI:
Effective after the close of business on July 28, 2023, pursuant to its Advisory Agreement with the Trust, Invesco receives a monthly fee from the Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of the Fund during the year. The Fund allocates advisory fees to a class based on the relative net assets of each class.
Fund Name	Annual Rate/Net Assets Per Advisory Agreement
Invesco EQV International Equity Fund	0.85% of first $250 million
0.825% of next $250 million
0.785% of next $500 million
0.76% of next $1.5 billion
0.72% of next $2.5 billion
0.69% of amount over $5 billion
Invesco also has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit the total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable). The expense limitations are as follows:
Fund/Class	Annual Rate/Net Assets Per Expense Limitation Agreement	Expiration Date
Invesco EQV International Equity Fund
Class A Shares	1.30%	July 31, 2024
Class C Shares	2.05%	July 31, 2024
Class R Shares	1.55%	July 31, 2024
Class R5 Shares	1.05%	July 31, 2024
Class R6 Shares	1.05%	July 31, 2024
Class Y Shares	1.05%	July 31, 2024
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